Equity Method Based Investees	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Based Investees

NOTE 2 - EQUITY METHOD BASED INVESTEES:

(i)	Frontline P.C.B. Solutions Limited Partnership (“Frontline”)

Frontline, an Israeli limited partnership, is equally owned by the Company and Mentor Graphics Development Services (Israel) Ltd., and combines the former CAM operations of both companies. The Company’s subsidiaries market and provide customer support in respect of Frontline’s products. The Company’s share in the earnings of Frontline is presented under operating income since Frontline is integrated into the operations of the Company. As of December 31, 2014 and 2013, the Company’s investment in Frontline amounted to $4,683,000 and $5,223,000, respectively. The Company’s share in Frontline’s earnings amounted to $5,769,000, $5,553,000 and $6,764,000 in the years ended December 31, 2014, 2013 and 2012, respectively.

Summarized financial information for Frontline is presented below:

	December 31
	2014	2013
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	11,445	12,354
Non Current assets	1,888	2,084

Total assets	13,333	14,438

Liabilities:
Current liabilities	1,663	2,767
Non Current liabilities	2,192	2,276

Total liabilities	3,855	5,043

	Year ended December 31
	2014	2013	2012
	$ in thousands
(ii) Operating results data:
Total revenues	28,776	27,210	28,246
Gross profit	20,688	19,565	23,893
Net income	11,538	11,106	13,528
(iii) Other:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Related parties transactions included in:
Cost of products sold	682	852	802
Selling, general and administrative expenses	3,310	3,127	1,800

	December 31
	2014	2013
	$ in thousands
Balances with related parties (included in trade payables)	5,345	6,408

(ii)	PixCell Medical Technologies, Ltd. (“PixCell”)

At December 31, 2013, the Company held 37.6% of the share capital of PixCell. In 2014, the Company purchased additional shares from other shareholders of PixCell for a total amount of $0.25 million, following which, at December 31, 2014, it held approximately 40% of the share capital of PixCell. PixCell is an Israeli company developing diagnostic equipment for point-of-care hematology applications, in particular low cost, high speed complete blood count (CBC) and hemoglobin level tests. As of December 31, 2014 and 2013, the Company’s investment in PixCell amounted to $2,987,000 and $3,154,000 respectively. The Company’s share in PixCell’s losses amounted to $417,000, $252,000 and $165,000 in the years ended December 31, 2014, 2013 and 2012, respectively.